UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C.  20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21256

Rock Canyon Funds

(Exact name of registrant as specified in charter)

2989 West Maple Loop, Suite 210 Lehi, UT 84043

(Address of principal executive offices)

(Zip code)

Jonathan Ferrell, Rock Canyon Advisory Group, Inc.,

2989 West Maple Loop, Suite 210 Lehi, UT 84043

 (Name and address of agent for service)

With copy to:

Donald S. Mendelsohn, Thompson Hine LLP

312 Walnut Street, 14th Floor, Cincinnati, Ohio  45202

Registrant's telephone number, including area code: (801) 753-0045

Date of fiscal year end: September 30

Date of reporting period: March 31, 2009

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1).  The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Reports to Stockholders.

Top Flight Long-Short Fund

SEMI-ANNUAL REPORT

MARCH 31, 2009

TOP FLIGHT LONG-SHORT FUND

GRAPHICAL ILLUSTRATION

MARCH 31, 2009 (UNAUDITED)

The following chart gives a visual breakdown of the Fund by the industry sectors the underlying securities represent as a percentage of the net assets.

TOP FLIGHT LONG-SHORT FUND

SCHEDULE OF INVESTMENTS

MARCH 31, 2009 (UNAUDITED)

Shares		Market Value

COMMON STOCKS - 80.82%

Air Transportation, Scheduled - 3.01%
11,400	Continental Airlines Class B	$ 100,434

Aircraft & Parts - 3.65%
21,200	Textron, Inc.	121,688

Deep Sea Foreign Transportation - 3.38%
17,200	Ship Finance International, Ltd.	112,832

Financial Services - 4.55%
43,600	Apollo Investment Corp.	151,728

Gold & Silver Ores - 6.90%
6,800	Kinross Gold Corp.	121,516
2,000	Randgold Resources, Ltd.	108,700
		230,216
Metal Forging & Stamping - 2.95%
7,100	Brush Wellman, Inc.	98,477

Metal Mining - 4.14%
7,600	Cliffs Natural Resources, Inc.	138,016

Miscellaneous Primary Metal Products - 4.26%
15,500	Dynamic Materials Corp.	141,980

Oil & Gas Field Machinery & Equipment - 2.61%
34,400	Newpark Resources, Inc.	87,032

Orthopedic, Prosthetic, Surgical Applicances & Supplies - 3.15%
1,100	Intuitive Surgical, Inc.	104,896

The accompanying notes are an integral part of these financial statements

TOP FLIGHT LONG-SHORT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares		Market Value

Petroleum Refining - 4.98%
2,000	Conocophillips	78,320
4,900	Valero Energy Corp.	87,710
		166,030
Radiotelephone Communications - 3.16%
16,100	Open Joint Stock Co. Vimpel Communications	105,294

Semiconductors and Related Devices - 3.02%
33,000	China Sunergy Co. Ltd.	100,650

Services-Computer Processing & Data Preparation - 3.34%
2,700	Sohu Com, Inc.	111,537

Services-Computer Programming & Data Processing, Etc - 2.58%
19,300	Untited Online, Inc.	86,078

Steel Works, Blast Furnaces Rolling Mills - 9.37%
14,200	A K Steel Holdings Corp.	101,104
5,000	Mittal Steel Co. NV	100,200
12,600	Steel Dynamics, Inc.	111,006
		312,310
Surgical & Medical Instruments - 3.14%
7,600	China Medical Technologies, Inc.	104,652

Telephone Communications (No Radio Telephone) - 6.26%
7,900	Tim Particpacoes SA	98,118
9000	Turkcell Iletism Hizmetleri AS	110,610
		208,728
Water Transportation - 0.98%
10,800	Horizon Lines, Inc.	32,724

Wholesale-Farm Product Raw Materials - 3.05%
7,200	Andersons, Inc.	101,808

The accompanying notes are an integral part of these financial statements.

TOP FLIGHT LONG-SHORT FUND

SCHEDULE OF INVESTMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

Shares		Market Value

Women's Apparel - 2.34%
1,500	Petrie Stores Corp.	78,045

TOTAL FOR COMMON STOCKS (Cost - $2,467,572) - 80.82%		2,695,155

SHORT TERM INVESTMENTS - 25.16%
319,603	UMB Bank Money Market Fiduciary 0.80% ** (Cost $319,603)	319,603
519,282	UMB Bank Money Market Fiduciary 0.80% ** (Cost $519,282)†	519,282
TOTAL SHORT TERM INVESTMENTS		838,885

TOTAL INVESTMENTS (Cost $3,306,457) - 105.98%		3,534,040

LIABILITIES IN EXCESS OF OTHER ASSETS - (5.98)%		(199,290)

NET ASSETS - 100.00%		$ 3,334,750

** Variable rate security; the coupon rate shown represents the yield at March 31, 2009.

† Pledged as collateral for securities sold short.

The accompanying notes are an integral part of these financial statements.

TOP FLIGHT LONG-SHORT FUND

SCHEDULE OF SECURITIES SOLD SHORT

MARCH 31, 2009 (UNAUDITED)

SECURITIES SOLD SHORT
Shares		Market Value

Drawing & Insulating Nonferrous Wire
3,000	General Cable Corp.	$ 59,460

Electric Services
6,500	PNM Resources, Inc.	53,690

National Commercial Banks
1,500	Deutsche Bank AG	60,975
1,400	Westamerica Bancorporation	63,784
		124,759
Retail-Auto Dealers & Gasoline Stations
5,900	Penske Automotive Group, Inc.	55,047

Security Brokers, Dealers & Floation Companies
2,000	Credit Suisse Group AG	60,980

Telephone Communications (No Radio Telephone)
3,200	Cbeyond, Inc.	60,256

Exchange Traded Fund
600	iShares Barclays 7-10 Year Treasury	57,954
2,300	Powershares DB US Dollar Index Bullish	58,972
		116,926

	Total (Proceeds - $530,769)	$ 531,118

The accompanying notes are an integral part of these financial statements.

TOP FLIGHT LONG-SHORT FUND

STATEMENT OF ASSETS AND LIABILITIES

MARCH 31, 2009 (UNAUDITED)

Assets:
Investments in Securities, at Fair Value (Cost $3,306,457)	$ 3,014,758
Deposit with Broker for Securities Sold Short	519,282
Cash held at Custodian	54,525
Receivables:
Securities Sold	624,491
Dividends	12,990
Interest	37
Prepaid Expenses	2,242
Total Assets	4,228,325
Liabilities:
Securities Sold Short at Fair Value (Proceeds - $530,769)	531,118
Securities Purchased	328,102
Advisory Fees	4,689
Other Accrued Expenses	29,666
Total Liabilities	893,575
Net Assets	$ 3,334,750

Net Assets Consist of:
Paid In Capital	$ 4,909,947
Accumulated Undistributed Net Investment Loss	(54,432)
Accumulated Realized Loss on Investments and Securities Sold Short	(1,747,999)
Unrealized Appreciation in Value of Investment Securities and Securities Sold Short	227,234
Net Assets, for 325,970 Shares Outstanding	$ 3,334,750
(Unlimited number of shares authorized without par value)

Net Asset Value, Offering Price, and Redemption Price	$ 10.23
($3,334,750/325,970 shares)

The accompanying notes are an integral part of these financial statements.

TOP FLIGHT LONG-SHORT FUND

STATEMENT OF OPERATIONS

For the Six Months Ended MARCH 31, 2009 (UNAUDITED)

Investment Income:
Dividends (net of $710 of foreign tax withheld)	$ 48,641
Interest	604
Total Investment Income	49,245

Expenses:
Advisory Fees (Note 3)	30,390
Dividends on Securities Sold Short	5,436
Blue Sky Fees	13,650
Audit Fees	10,112
Transfer Agent Fees & Fund Accounting Fees	8,975
Legal Fees	10,920
Custodial Fees	11,284
Trustee Fees	6,033
Interest Expense	833
Insurance Fees	3,200
Printing and Mailing Fees	1,523
Miscellaneous Fees	1,321
Total Expenses	103,677

Net Investment Loss	(54,432)

Realized and Unrealized Gain (Loss) on Investments:
Realized Loss on Investment Securities	(1,041,049)
Realized Gain on Securities Sold Short	503,679
Net Change in Unrealized Appreciation on Investment Securities	627,798
Net Change in Unrealized Appreciation on Securities Sold Short	147,604
Net Realized and Unrealized Gain on Investments	238,032

Net Increase in Net Assets Resulting from Operations	$ 183,600

The accompanying notes are an integral part of these financial statements.

TOP FLIGHT LONG-SHORT FUND

STATEMENTS OF CHANGES IN NET ASSETS

	(Unaudited)
	For the Six Months	For the Year
	Ended	Ended
	3/31/2009	9/30/2008
Increase (Decrease) in Net Assets From Operations:
Net Investment Loss	$ (54,432)	$ (190,386)
Realized Loss on Investment Securities	(1,041,049)	(593,321)
Realized Gain (Loss) on Securities Sold Short	503,679	(386,108)
Change in Unrealized Appreciation (Depreciation) on Investment Securities and Securities Sold Short	775,402	(553,211)
Net Increase (Decrease) in Net Assets Resulting from Operations	183,600	(1,723,026)

Distributions to Shareholders:
Net Investment Income	-	-
Realized Gains	-	-
Change in Net Assets from Distributions	-	-

Capital Share Transactions (Note 5)	(1,217,006)	2,421,870

Net Assets:
Net Increase (Decrease) in Net Assets	(1,033,406)	698,844
Beginning of Year	4,368,156	3,669,312
End of Year (Including Undistributed Net Investment Income of $0 and $0, respectively)	$ 3,334,750	$ 4,368,156

The accompanying notes are an integral part of these financial statements.

TOP FLIGHT LONG-SHORT FUND

FINANCIAL HIGHLIGHTS

Selected data for a share outstanding throughout the period:

	(Unaudited)
	Six
	Months Ended March 31,	For the Years Ended September
	2009	2008	2007	2006	2005

Net Asset Value, at Beginning of Year	$ 9.47	$ 10.86	$ 10.66	$ 12.20	$ 11.60

Income From Investment Operations:
Net Investment Loss *	(0.16)	(0.26)	(0.27)	(0.21)	(0.26)
Net Gain (Loss) on Securities (Realized and Unrealized)	0.92	(1.13)	0.69	0.01	1.41
Total from Investment Operations	0.76	(1.39)	0.42	(0.20)	1.15

Distributions:
Realized Gains	-	-	(0.22)	(1.34)	(0.55)
Total from Distributions	-	-	(0.22)	(1.34)	(0.55)

Net Asset Value, at End of Year	$ 10.23	$ 9.47	$ 10.86	$ 10.66	$ 12.20

Total Return **	8.03%	(12.80)%	4.07%	(1.97)%	9.95%

Ratios/Supplemental Data:
Net Assets at End of Year (Thousands)	$ 3,335	$ 4,368	$ 3,669	$ 12,281	$ 8,519
Ratio of Expenses to Average Net Assets, excluding Dividends on Securities Sold Short	6.30% (a)	3.83%	3.86%	2.97%	3.28%
Ratio of Dividend Expense on Securities Sold Short After Waivers	0.35% (a)	0.38%	0.55%	0.34%	0.02%
Ratio of Expenses to Average Net Assets After Waivers	6.65% (a)	4.21%	4.42%	3.31%	3.30%
Ratio of Net Investment Loss to Average Net Assets After Waivers	(3.49)% (a)	(2.31)%	(2.54)%	(1.85)%	(2.24)%
Ratio of Expenses to Average Net Assets Before Waivers	6.65% (a)	4.61%	5.18%	3.44%	3.34%
Ratio of Net Investment Loss to Average Net Assets Before Waivers	(3.49)% (a)	(2.70)%	(3.30)%	(1.98)%	(2.28)%
Portfolio Turnover	581.42%	2121.39%	2118.78%	2052.63%	1634.62%

* Per share net investment income has been determined on the basis of average shares outstanding during the period.

** Total returns in the above table represent the return that the investor would have earned or lost over the period indicated on an investment assuming reinvestment of dividends, and is not annualized for periods of less than one year.

(a) Annualized

The accompanying notes are an integral part of these financial statements.

TOP FLIGHT LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS

MARCH 31, 2009 (UNAUDITED)

1.) ORGANIZATION

Top Flight Long-Short Fund (the “Fund”) was organized as a non-diversified series of Rock Canyon Funds (the “Trust”) on November 14, 2002 and commenced operations on December 31, 2002.  The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated November 14, 2002 (the “Trust Agreement”).  The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series. At present, there is only one series authorized by the Trust.  The Fund's primary investment objective is to seek long-term growth of capital.  Significant accounting policies of the Fund are presented below. The investment advisor of the Fund is Rock Canyon Advisory Group, Inc. (the “Advisor”).

  2.) SIGNIFICANT ACCOUNTING POLICIES

SECURITY VALUATION:

Equity securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  Securities that are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price.  Lacking a last sale price, a security is generally valued by the pricing service at its last bid price. When market quotations are not readily available, when the Advisor determines the market quotation or the price provided by the pricing service does not accurately reflect the current market value, or when restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.

Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities.  A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices.  If the Advisor decides that a price provided by the pricing service does not accurately reflect the fair market value of the securities, when prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, in conformity with guidelines adopted by and subject to review of the Board of Trustees.  Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

In accordance with the Trust’s good faith pricing guidelines, the Advisor is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard for determining fair value controls, since fair value depends upon the circumstances of each individual case. As a general principle, the current fair value of

TOP FLIGHT LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

securities being valued by the Advisor would appear to be the amount that the owner might reasonably expect to receive for them upon their current sale.  Methods that are in accord with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods.

SHORT SALES:

The Fund may sell a security it does not own in anticipation of a decline in the fair value of that security. When the Fund sells a security short, it must borrow the security sold short and deliver it to the broker-dealer through which it made the short sale.  A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale. As of March 31, 2009 the Fund had $519,282 in a segregated account with its custodian bank as collateral for short sales.

FEDERAL INCOME TAXES:

The Fund adopted Financial Accounting Standards Board (FASB) Interpretation No. 48 – Accounting for Uncertainty in Income Taxes, on January 1, 2007. FASB Interpretation No. 48 requires the that tax effects of certain tax positions to be recognized. These tax positions must meet a “more likely than not” standard that based on their technical merits, they have a more than 50 percent likelihood of being sustained upon examination. At adoption, the financial statements must be adjusted they reflect only those tax positions that are more likely than not of being sustained.  Management of the Fund does not believe that any adjustments were necessary to the financial statements at adoption.

DISTRIBUTIONS TO SHAREHOLDERS:

Distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

The treatment for financial reporting purposes of distributions made to shareholders during the year from net investment income or net realized capital gains may differ from their ultimate treatment for federal income tax purposes.  These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense, or realized capital gain for federal income tax purposes.  Any such reclassifications will have no effect on net assets, result of operations, or net asset values per share of the Fund.  For the fiscal period ended March 31, 2009, net investment loss of $54,432 was reclassified.

USE OF ESTIMATES:

The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period.  Actual results could differ from those estimates.

TOP FLIGHT LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

OTHER:

Security transactions are recorded on a trade date basis. Dividend income and dividend expense is recognized on the ex-dividend date.  Interest income is recognized on an accrual basis.  Discounts and premiums on securities purchased are amortized over the lives of the respective securities.  Withholding taxes on foreign dividends have been provided for in accordance with the Fund’s understanding of the applicable country’s tax rules and rates.

  3.) INVESTMENT ADVISORY AGREEMENT

The Fund has entered into an investment advisory agreement with the Advisor. Under the terms of the agreement, the Advisor manages the Fund’s investments subject to approval of the Board of Trustees.  As compensation for its management services, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.95% of the average daily net assets of the Fund.  As a result of the above calculation, for the six months ended March 31, 2009, the Advisor earned management fees totaling $30,390.

  4.) RELATED PARTY TRANSACTIONS

Jonathan N. Ferrell, President of the Fund, is a control person and the sole shareholder of the Advisor. Mr. Ferrell benefits from management fees paid to the Advisor by the Fund.

The Fund has entered into an agreement with Mutual Shareholder Services, LLC (“MSS”) for fund accounting and transfer agent services.   A shareholder and officer of MSS is also an officer of the Fund.  For the six months ended March 31, 2009, MSS earned $8,975 for fund accounting and transfer agency services.  At March 31, 2009, the Fund owed $4,087 to MSS.

  5.) CAPITAL STOCK

The Trust is authorized to issue an unlimited number of shares. Paid-in-capital at March 31, 2009, was $4,909,953 representing 325,970 shares outstanding.

Transactions in capital stock were as follows:

	Six Months Ended 3/31/2009		Year Ended 9/30/2008
Shares Sold	59,463	$581,782	1,552,703	$18,188,713
Shares issued in reinvestment of distributions	0	0	0	0
Shares Reedemed	(194,615)	(1,798,788)	(1,429,425)	(15,766,843)
Net Increase (Decrease)	(135,152)	$(1,217,006)	123,278	$2,421,870

  6.) INVESTMENT TRANSACTIONS

For the six months ended March 31, 2009, purchases and sales of investment securities other than U.S. Government obligations, short-term investments and securities sold short aggregated $18,605,243 and $16,384,294, respectively.  Purchases and sales of securities

TOP FLIGHT LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

sold short aggregated $5,805,413 and $3,894,922, respectively.  Purchases and sales of U.S. Government obligations aggregated $0 and $0, respectively.

For Federal income tax purposes, the cost of investments owned at March 31, 2009, was $3,306,457 and the proceeds from short sales was $530,769.

At March 31, 2009, the composition of unrealized appreciation for tax purposes was as follows:

Gross Appreciation	Gross (Depreciation)	Net Appreciation (Depreciation)
$299,984	($72,750)	($227,234)

  7.) CONTROL OWNERSHIP

The beneficial ownership, either directly or indirectly, of more than 25% of the voting securities of a fund creates a presumption of control of the fund, under Section 2(a)(9) of the Investment Company Act of 1940. As of March 31, 2009, Charles Schwab & Co. Inc. held for the benefit of others, in aggregate, approximately 52.71% of the Fund and National Financial Services Corp for the benefit of others, in aggregate, approximately 36.14% of the Fund.

  8.) DISTRIBUTIONS TO SHAREHOLDERS

There were no distributions paid during the six months ended March 31, 2009 or the year ended September 30, 2008.

As of March 31, 2009, the components of distributable earnings on a tax basis were as follows:

Undistributed ordinary loss	$(54,432)
Accumulated net realized losses from investments	(1,747,999)
Unrealized appreciation on investments	227,234
Total	$(1,575,197)

9.) NEW ACCOUNTING PRONOUNCEMENT In September 2006, FASB issued Statement on Financial Accounting Standards (SFAS) No. 157 "Fair Value Measurements." This standard establishes a single authoritative definition of fair value, sets out a framework for measuring fair value and requires additional disclosure about fair value measurements. SFAS No. 157 applies to fair value measurements already required or permitted by existing standards. In accordance with SFAS No. 157, fair value is defined as the price that would be received by the Fund upon selling an asset or paid by the Fund to transfer a liability in an orderly transaction between market participants at the measurement date. In the absence of a principal market for the asset or liability, the assumption is that the transaction occurs on the most advantageous market

TOP FLIGHT LONG-SHORT FUND

NOTES TO FINANCIAL STATEMENTS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

for the asset or liability. SFAS No. 157 established a three-tier fair value hierarchy that prioritizes the assumptions, also known as "inputs," to valuation techniques used by market participants to measure fair value. The term "inputs" refers broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable.  Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The valuation techniques used to measure fair value should maximize the use of observable inputs and minimize the use of unobservable inputs. The three-tier hierarchy of inputs is summarized in three levels with the highest priority given to Level 1 and the lowest priority given to Level 3: Level 1 - quoted prices in active markets for identical securities, Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.) and Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments). The following is a summary of the inputs used as of March 31, 2009 in valuing the Fund's assets carried at fair value:

                                                                                     Investments            Other Financial

Valuation Inputs:                                                          In Securities               Instruments

Level 1 – Quoted Prices                                                        $3,534                     $         -

Level 2 – Significant Other Observable Inputs                              -                                -

Level 3 – Significant Unobservable Inputs                                    -                                 -

Total                                                                               $3,534,040                      $         -

TOP FLIGHT LONG-SHORT FUND

EXPENSE ILLUSTRATION

MARCH 31, 2009 (UNAUDITED)

Expense Example

As a shareholder of the Top Flight Long-Short Fund, you incur ongoing costs which typically consist of management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period, October 1, 2008 through March 31, 2009.

Actual Expenses

The first line of the table below provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in this Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

	Beginning Account Value	Ending Account Value	Expenses Paid During the Period*
	October 1, 2008	March 31, 2009	October 1,2008 to March 31,2009

Actual	$1,000.00	$1,080.25	$34.49
Hypothetical
(5% Annual Return before expenses)	$1,000.00	$991.77	$33.02

* Expenses are equal to the Fund's annualized expense ratio of 6.65%, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half year period).

TOP FLIGHT LONG-SHORT FUND

TRUSTEES AND OFFICERS

MARCH 31, 2009 (UNAUDITED)

The Board of Trustees supervises the business activities of the Trust.  Each Trustee serves as a trustee until the termination of the Trust unless the Trustee dies, resigns, retires or is removed.  As of September 30, 2008, the Fund is the only series in the “Fund Complex”.

The following table provides information regarding each Trustee who is not an “interested person” of the Trust, as defined in the Investment Company Act of 1940.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Jeffery C. Beck 891 North 200 East American Fork, UT 84003 Year of Birth: 1963	Trustee since December 2002	Senior Auditor, Department of Defense, Defense Contract Audit Agency, from February 1988 to present.
Paul R. Ressler 942 North 240 East American Fork, UT 84003 Year of Birth: 1966	Trustee since December 2002

Marketing Representative, CapSoft, a computer software firm, from May 1993 to January 2002; Marketing Representative, MyGo USA, a toy manufacturer, from January 2002 to April 2002; Marketing Representative, Pukka USA, a toy manufacturer, Inc. from April 2002 to August 2006; President, Hybrid Dynamics Corporation, a technology development company, August 2006 to present.

TOP FLIGHT LONG-SHORT FUND

TRUSTEES AND OFFICERS (CONTINUED)

MARCH 31, 2009 (UNAUDITED)

The following table provides information regarding the officers of the Trust.

Name, Address and Age	Position & Length of Time Served with the Trust	Principal Occupations During Past 5 Years and Current Directorships
Jonathan N. Ferrell[1] 2989 West Maple Loop Suite 210 Lehi, UT 84043 Year of Birth: 1973	President since December 2002; Trustee from November 2002 until February 2005.

President of the Fund’s adviser since December 2002.  Analyst with Paragon Capital Management, Inc., a registered investment advisory firm, from December 1997 until April 1999; Registered Representative with Delta Equity Services, Inc., a registered investment advisory firm, September 2002 until November 2002; Director Paragon Capital Management, Inc., April 1999 until December 2002.

Neil J. Ferrell 4609 W. Harvey Blvd. Cedar Hills, UT 84062 Year of Birth: 1933	Chief Compliance Officer since November 2006

Retired Professional Engineer Director, Franson Civil Engineers, December 2000 to present; Principal, Automated Security LLC, July 2004 to December 2006; Manager of Projects, Anderson Engineering Company Inc., 1994 to July 2004

Ray J. Meyers 1 301 East 925 North American Fork, UT 84003 Year of Birth: 1957	Trustee since December 2002

President and owner of Elemental Technologies, Inc., a computer programming firm, since April 1999; Sole proprietor of Meyers Associates, a computer programming firm, from October 1997 until April 1999.

1 Mr. Meyers and Mr. Ferrell owns a 1/3 interest in Automated Security LLC, and therefore Mr. Meyers may be deemed to be an “interested person” trustee.

TOP FLIGHT LONG-SHORT FUND

ADDITIONAL INFORMATION

MARCH 31, 2009 (UNAUDITED)

PROXY VOTING - A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, are available without charge upon request by calling the Fund at 1-800-869-1679 or visiting our transfer agent at www.mutualss.com, and on the SEC’s website at www.sec.gov.

PORTFOLIO HOLDINGS - The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission ("SEC") for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Form N-Q is available on the SEC's web site at http://www.sec.gov. The Fund’s Form N-Q may also be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330.

CHANGE IN INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM – On July 21, 2008, Cohen Fund Audit Services, Ltd. resigned as the independent registered public accounting firm for the Rock Canyon Funds, the Top Flight Long-Short Fund.  The report of Cohen Fund Audit Services, Ltd. on the financial statements of the Fund for the fiscal year ended September 30, 2007 contained no adverse opinion or disclaimer of opinion, and was not qualified or modified as to uncertainty, audit scope or any accounting principle. During the Fund’s fiscal year ended September 30, 2007, there were no disagreements with Cohen Fund Audit Services, Ltd. on any matter of accounting principles or practices, financial statement disclosure, or auditing scope or procedure, which disagreements if not resolved to the satisfaction of Cohen Fund Audit Services, Ltd. would have caused them to make reference thereto in their report on the financial statements for such period.  The Fund, with the approval of its Board of Trustees and its Audit Committee, engaged Sanville & Company as its new independent registered public accounting firm on July 21, 2008.

Board of Trustees

Jeffery C. Beck

Ray J. Meyers

Paul R. Ressler

Investment Adviser

Rock Canyon Advisory Group, Inc.

2989 West Maple Loop

Suite 210

Lehi, UT  84043

Dividend Paying Agent,

Shareholders’ Servicing Agent,

Transfer Agent

Mutual Shareholder Services, LLC

Custodian

UMB Bank, NA

Independent Registered Public Accounting Firm

Cohen Fund Audit Services, Ltd.

Legal Counsel

Thompson Hine LLP

This report is provided for the general information of the shareholders of the Top Flight Long-Short Fund. This report is not intended for distribution to prospective investors in the Fund, unless preceded or accompanied by an effective prospectus

Item 2. Code of Ethics.  Not applicable.

Item 3. Audit Committee Financial Expert.  Not applicable.

Item 4. Principal Accountant Fees and Services.  Not applicable

Item 5. Audit Committee of Listed Companies.  Not applicable.

Item 6.  Schedule of Investments.

Not applicable – schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds.  Not applicable.

Item 8.  Portfolio Managers of Closed-End Funds.  Not applicable.

Item 9.  Purchases of Equity Securities by Closed-End Funds.  Not applicable.

Item 10.  Submission of Matters to a Vote of Security Holders.

The registrant has not adopted procedures by which shareholders may recommend nominees to the registrant's board of directors.

Item 11.  Controls and Procedures.

(a)

Based on an evaluation of the registrant’s disclosure controls and procedures as of March 31, 2009, the disclosure controls and procedures are reasonably designed to ensure that the information required in filings on Forms N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b)

There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s first fiscal half-year that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.  Exhibits.

(a)(1)

EX-99.CODE ETH.  Not applicable.

(a)(2)

EX-99.CERT.  Filed herewith.

(a)(3)

Any written solicitation to purchase securities under Rule 23c-1 under the Act (17 CFR 270.23c-1) sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable.

(b)

EX-99.906CERT.  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Rock Canyon Funds

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date June 8, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Jonathan Ferrell

*Jonathan Ferrell

Chief Executive Officer and Chief Financial Officer

Date June 8, 2009

* Print the name and title of each signing officer under his or her signature.